As filed with the Securities and Exchange Commission on September 29, 2009

1933 Act File No. 33-1121 1940 Act File No. 811-4443

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 55 ☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 58 ☒

EATON VANCE INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☒ on September 30, 2009 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Parts A and B of this Post-Effective Amendment No. 55 to the Registration Statement of Eaton Vance Investment Trust (the “Amendment”) are incorporated by reference to the Prospectus (Part A) and Statement of Additional Information (Part B) for Eaton Vance National Limited Maturity Municipals Fund dated August 1, 2009, as previously filed electronically with the Securities and Exchange Commission on July 23, 2009 (Accession No. 0000940394-09-000557). Part A is hereby supplemented as indicated in the Amendment. This Amendment is being filed to supplement the Prospectus to add Class I shares of Eaton Vance National Limited Maturity Municipals Fund.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND Supplement to Prospectus dated August 1, 2009

1. As of the date of this Supplement the Fund now offers Class I shares.

2. "Performance Information.": No performance is shown for Class I shares because they have not been offered prior to the date of this Supplement.

3. The following is added to the Fund’s Shareholder Fees, Annual Fund Operating Expenses and Example tables that appear in "Fund Fees and Expenses." and "Example." under "Fund Summaries":

Shareholder Fees
(fees paid directly from your investment)	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)	Class I

Management Fees	0.43%
Distribution and Service (12b-1) Fees	n/a
Interest Expense(1)	0.02%
Expenses excluding Interest Expense	0.14%
Other Expenses(2)	0.16%
Total Annual Fund Operating Expenses	0.59%

(1)	Interest Expense relates to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had this expense, which is also included in the Example below, not been included in Other Expenses, Total Annual Fund Operating Expenses would have been 0.57% for Class I shares. See “Investment Objectives & Principal Policies and Risks” for a description of these transactions.
(2)	"Other Expenses" for Class I is estimated.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I shares	$60	$189	$329	$738

4. The following replaces the second and third paragraphs under and is added to "Purchasing Shares": Class A, Class B and Class C shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment. You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts (other than for Class I), certain

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group purchase plans (including proprietary fee-based programs sponsored by broker-dealers) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Fund Order Department at 1-800-262-1122 to be assigned an account number. You may request a current account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The Fund Order Department must be advised by telephone of each additional investment by wire.

5. The following is added to "Choosing a Share Class." under "Purchasing Shares":

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers. Class I shares do not pay distribution or service fees.

6. The following is added as the last sentence to the paragraph under "Financial Highlights":

Financial Highlights information is not provided for Class I shares of National Fund because the Class had not yet commenced operations as of March 31, 2009.

September 30, 2009

LNAPS

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PART C - OTHER INFORMATION

Item 23. Exhibits (with inapplicable items omitted)

(a)	(1)	Amended and Restated Declaration of Trust of Eaton Vance Investment Trust dated January 11,
1993 filed as Exhibit (1)(a) to Post-Effective Amendment No. 34 filed July 13, 1995 (Accession
No. 000950156-95-000496) and incorporated herein by reference.

	(2)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective
Amendment No. 39 filed March 25, 1998 (Accession No. 000590156-98-000284) and incorporated herein by reference.

	(3)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(3) to Post-
Effective Amendment No. 54 filed July 23, 2009 (Accession No. 0000940394-09-000557) and incorporated herein by reference.

	(4)	Establishment and Designation of Classes of Shares of Beneficial Interest, Without Par Value, dated
June 26, 1996 filed as Exhibit (a)(3) to Post-Effective Amendment No. 41 filed May 27, 1999
(Accession No. 0000950156-99-000404) and incorporated herein by reference.

	(5)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par
Value (as amended and restated June 16, 2003) filed as Exhibit (a)(4) to Post-Effective
Amendment No. 46 filed July 23, 2003 (Accession No. 0000940394-03-000522) and incorporated herein by reference.

	(6)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par
Value (as amended and restated November 14, 2005) filed as Exhibit (a)(5) to Post-Effective
Amendment No. 51 filed July 27, 2006 (Accession No. 0000940394-06-000678) and incorporated herein by reference.

	(7)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value (as amended and restated effective January 1, 2008) filed as Exhibit (a)(5) to
Post-Effective Amendment No. 53 filed July 24, 2008 (Accession No. 0000940394-08-001116)
and incorporated herein by reference.

	(8)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value (as amended and restated effective June 1, 2008) filed as Exhibit (a)(6) to Post-
Effective Amendment No. 53 filed July 24, 2008 (Accession No. 0000940394-08-001116) and incorporated herein by reference.

	(9)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value (as amended and restated effective August 10, 2009) filed herewith.

(b)	(1)	By-Laws as amended March 30, 1992 filed as Exhibit (2)(a) to Post-Effective Amendment No. 34 filed July 13, 1995 and incorporated herein by reference.

	(2)	Amendment to By-Laws of Eaton Vance Investment Trust dated December 13, 1993 filed as Exhibit
(2)(b) to Post-Effective Amendment No. 34 and incorporated herein by reference.

	(3)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment
No. 46 filed July 23, 2003 and incorporated herein by reference.

	(4)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective
Amendment No. 49 filed May 26, 2005 (Accession No. 0000940394-05-000679) and incorporated herein by reference.

	(5)	Amendment to By-Laws dated December 11, 2006 filed as Exhibit (a)(5) to Post-Effective
Amendment No. 52 filed July 26, 2007 (Accession No. 0000940394-07-000789) and incorporated herein by reference.

	(6)	Amendment to By-Laws dated August 11, 2008 filed as Exhibit (b)(6) to Post-Effective Amendment
No. 54 filed July 23, 2009 (Accession No. 0000940394-09-000557) and incorporated herein by reference.

(c)		Reference is made to Item 23(a) and 23(b) above.

(d)			Investment Advisory Agreements with Boston Management and Research for Eaton Vance California
Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton
Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance National Limited Maturity
Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New
York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and
Eaton Vance Pennsylvania Limited Maturity Municipals Fund filed as Exhibit (d) to Post-Effective
Amendment No. 49 filed May 26, 2005 and incorporated herein by reference.

(e)	(1)		Distribution Agreement between Eaton Vance Investment Trust and Eaton Vance Distributors, Inc.
effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (6)(a) to
Post-Effective Amendment No. 39 and incorporated herein by reference.

	(2)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as
Exhibit (e)(2) to the Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No.
0000940394-07-000430) to the Registration Statement of Eaton Vance Special Investment Trust
(File Nos. 2-27962, 811-1545) and incorporated herein by reference.

(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1,
1994).

(g)	(1)		Custodian Agreement with Investors Bank & Trust Company dated April 15, 1994 filed as Exhibit
(8) to Post-Effective Amendment No. 34 and incorporated herein by reference.

	(2)		Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23,
1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 35 filed March 29, 1996 (Accession
No. 000950156-96-000334) and incorporated herein by reference.

	(3)		Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December
21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File
Nos. 33-572, 811-4409) filed January 25, 1999 (Accession No. 0000950156-99-000050) and
incorporated herein by reference.

	(4)		Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors Bank
& Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-Write
Opportunities Fund N-2, Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-21745)
filed September 26, 2005 (Accession No. 0000940394-05-005528) and incorporated herein by reference.

	(5)		Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as
Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File No. 333-
32276, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(h)	(1)	(a)	Amended Administrative Services Agreement between Eaton Vance Investment Trust (on behalf of each of its series) and Eaton Vance Management dated June 19, 1995 with attached schedules
(including Amended Schedule A) filed as Exhibit (9) to Post-Effective Amendment No. 34 filed July
13, 1995 and incorporated herein by reference.

		(b)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services
Agreement dated June 19, 1995 filed as Exhibit (9)(a)(1) to Post-Effective Amendment No. 39 filed
March 25, 1998 and incorporated herein by reference.

	(2)		Transfer Agency Agreement dated as of August 1, 2008 filed as Exhibit (h)(1) to Post-Effective
Amendment No. 70 of Eaton Vance Series Trust II (File Nos. 02-42722, 811-02258) filed October
27, 2008 (Accession No. 0000940394-08-001324) and incorporated herein by reference.

	(3)		Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and Eaton
Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 of Eaton Vance
Mutual Funds Trust (File Nos. 2-90946, 811-4015) filed August 25, 2005 (Accession No.
0000940394-05-000983) and incorporated herein by reference.

C-2

	(4)		Red Flag Services Amendment to the Transfer Agency Agreement effective May 1, 2009 with attached Schedule A effective April 30, 2009 filed as Exhibit (h)(2)(b) to Post-Effective Amendment
No. 31 of Eaton Vance Municipals Trust II (File Nos. 33-71320, 811-8134) filed May 28, 2009
(Accession No. 0000940394-09-000411) and incorporated herein by reference.

(i)			Opinion of Internal Counsel dated September 29, 2009 filed herewith.

(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance National Limited
Maturity Municipals Fund dated September 28, 2009 filed herewith.

(m)	(1)		Eaton Vance Investment Trust Class A Distribution Plan adopted June 23, 1997 and amended April
24, 2006 with attached Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 51 filed July 27, 2006 (Accession No. 0000940394-06-000678) and incorporated herein by reference.

	(2)		Eaton Vance Investment Trust Class B Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 39 and incorporated herein by reference.

	(3)	(a)	Eaton Vance Investment Trust Class C Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 39 and incorporated herein by reference.

		(b)	Amended Schedule A effective November 14, 2005 to Class C Distribution Plan adopted June 23,
1997 filed as Exhibit (m)(3)(b) to Post-Effective Amendment No. 51 filed July 27, 2006 (Accession
No. 0000940394-06-000678) and incorporated herein by reference.

(n)	(1)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as
Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 02-
90946, 811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956) and
incorporated herein by reference.

	(2)		Schedule A effective September 25, 2009 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(2) to Post-Effective Amendment No. 147 of Eaton Vance Mutual Funds Trust (File Nos. 2-
90946 and 811-4015) filed September 29, 2009 (Accession No. 0000940394-09-000753) and
incorporated herein by reference.

	(3)		Schedule B effective August 10, 2009 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(3) to Post-Effective Amendment No. 147 of Eaton Vance Mutual Funds Trust (File Nos. 2-
90946 and 811-4015) filed September 29, 2009 (Accession No. 0000940394-09-000753) and
incorporated herein by reference.

	(4)		Schedule C effective August 10, 2009 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(4) to Post-Effective Amendment No. 147 of Eaton Vance Mutual Funds Trust (File Nos. 2-
90946 and 811-4015) filed September 29, 2009 (Accession No. 0000940394-09-000753) and
incorporated herein by reference.

(p)			Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised October 1, 2009 filed as Exhibit (p)(1) to Post-Effective Amendment No. 146 of Eaton
Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed September 3, 2009 (Accession
No. 0000940394-09-000685) and incorporated herein by reference.

(q)	(1)		Powers of Attorney for Investment Trust dated November 1, 2005 filed as Exhibit (q) to Post-
Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed
November 29, 2005 (Accession No. 0000940394-05-001357) and incorporated herein by reference.

	(2)		Power of Attorney for Eaton Vance Investment Trust dated January 25, 2006 filed as Exhibit (q)(2)
to Post-Effective Amendment No. 52 filed July 26, 2007 (Accession No. 0000940394-07-
000789) and incorporated herein by reference.

C-3

(3)	Powers of Attorney for Eaton Vance Investment Trust dated April 23, 2007 filed as Exhibit (q)(3) to
Post-Effective Amendment No. 52 filed July 26, 2007 (Accession No. 0000940394-07-000789)
and incorporated herein by reference.

(4)	Power of Attorney for Eaton Vance Investment Trust dated January 1, 2008 filed as Exhibit (p)(4) to
Post-Effective Amendment No. 53 filed July 24, 2008 (Accession No. 0000940394-08-001116)
and incorporated herein by reference.

(5)	Power of Attorney for Eaton Vance Investment Trust dated November 17, 2008 filed as Exhibit
(q)(5) to Post-Effective Amendment No. 54 filed July 23, 2009 (Accession No. 0000940394-09-
000557) and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control

     Not applicable

Item 25. Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26. Business and other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930)and Boston Management and Research (File No. 801-43127 ) filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Growth Trust		Eaton Vance Mutual Funds Trust
Eaton Vance Investment Trust		Eaton Vance Series Trust II
Eaton Vance Managed Income Term Trust		Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust		Eaton Vance Variable Trust
Eaton Vance Municipals Trust II
(b)
(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Julie Andrade	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Matthew Bennett	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None

Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Lisa M. Jones	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None

Daniel McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
Shannon McHugh Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
John M. Trotsky	Vice President	None
John Vaughan	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

______________________
* Address is Two International Place, Boston, MA 02110

     (c) Not applicable

Item 28. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

Item 29. Management Services

     Not applicable

Item 30. Undertakings

     None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on September 29, 2009.

EATON VANCE INVESTMENT TRUST By: /s/ Cynthia J. Clemson Cynthia J. Clemson, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on September 29, 2009.

Signature	Title

/s/ Cynthia J. Clemson	President (Chief Executive Officer)
Cynthia J. Clemson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

C-8

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(a) (9)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value (as amended and restated effective August 10, 2009)

(i)	Opinion of Internal Counsel dated September 29, 2009

(j)	Consent of Independent Registered Public Accounting Firm for Eaton Vance National Limited
Maturity Municipals Fund dated September 28, 2009